UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended           March 31, 2005

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            April 21, 2005

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      87

 Form 13F Information Table Value Total:      $    1,227,821
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5    COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN SHARES/PRN                  OTHER   VOTING AUTHORITY
                                                   000's    AMOUNT                    MANAGERS
                                                                     SH/  PUT/INVSTM           SOLE SHAREDNONE
                                                                     PRN  CALLDISCRETN
                                                                                              >C>
    3M COMPANY                 COM      88579Y101 13,710     160,000  SH       SOLE          160,000
    ABBOTT LABS                COM      002824100 16,317     350,000  SH       SOLE          350,000
    AIR PRODUCTS & CHEMICALS   COM      009158106 15,823     250,000  SH       SOLE          250,000
    ALLTEL CORP.               COM      020039103 19,198     350,000  SH       SOLE          350,000
    AMBAC FINANCIAL GROUP      COM      023139108 28,405     380,000  SH       SOLE          380,000
    AMERICAN INT'L GROUP INC   COM      026874107 30,475     550,000  SH       SOLE          550,000
    AQUA AMERICA, INC.         COM      03836W103 21,915     900,000  SH       SOLE          900,000
    AUTOMATIC DATA PROCESSIN   COM      053015103 10,114     225,000  SH       SOLE          225,000
    AVAYA INC.                 COM      053499109  7,008     600,000  SH       SOLE          600,000
    BANK OF AMERICA            COM      060505104 22,050     500,000  SH       SOLE          500,000
    BANKATLANTIC BANCORP      CL A      065908501  3,828     220,000  SH       SOLE          220,000
    BEA SYSTEMS INC.           COM      073325102  6,376     800,000  SH       SOLE          800,000
    BELLSOUTH CORP             COM      079860102  5,258     200,000  SH       SOLE          200,000
    BJ WHOLESALE CLUB          COM      05548J106 15,530     500,000  SH       SOLE          500,000
    BLACK HILLS CORP           COM      092113109  8,102     245,000  SH       SOLE          245,000
    BP P.L.C.             SPONSORED ADR 055622104 16,848     270,000  SH       SOLE          270,000
    BRINKER INTL INC           COM      109641100 14,488     400,000  SH       SOLE          400,000
    BRISTOL MYERS SQUIBB       COM      110122108  8,784     345,000  SH       SOLE          345,000
    BUNGE LTD.                 COM      G16962105  9,160     170,000  SH       SOLE          170,000
    CANADIAN NATIONAL RAILWA   COM      136375102  8,547     135,000  SH       SOLE          135,000
    CINERGY CORP               COM      172474108 12,156     300,000  SH       SOLE          300,000
    CINTAS CORP.               COM      172908105 12,393     300,000  SH       SOLE          300,000
    CISCO SYSTEMS              COM      17275R102 21,468    1,200,000 SH       SOLE         1,200,000
    CLEAR CHANNEL COMMUNICAT   COM      184502102 11,203     325,000  SH       SOLE          325,000
    COMCAST CORP.             CL A      20030N101 10,978     325,000  SH       SOLE          325,000
    COMPASS BANKSHARES INC.    COM      20449H109 13,620     300,000  SH       SOLE          300,000
    CONOCOPHILLIPS             COM      20825C104 20,490     190,000  SH       SOLE          190,000
    CORNING INC                COM      219350105 13,022    1,170,000 SH       SOLE         1,170,000
    CREE INC.                  COM      225447101 10,875     500,000  SH       SOLE          500,000
    DEAN FOODS                 COM      242370104 17,376     506,600  SH       SOLE          506,600
    DEL MONTE FOODS            COM      24522P103 11,230    1,035,000 SH       SOLE         1,035,000
    DELL INC.                  COM      24702R101 15,368     400,000  SH       SOLE          400,000
    DIAMONDCLUSTER INTERNATI   COM      25278P106  8,010     497,500  SH       SOLE          497,500
    DONNELLEY R R & SONS CO.   COM      257867101  9,486     300,000  SH       SOLE          300,000
    DUKE ENERGY CORP.          COM      264399106 17,130     611,560  SH       SOLE          611,560
    DUPONT EI DE NEMOURS       COM      263534109 20,496     400,000  SH       SOLE          400,000
    EMERSON ELECTRIC           COM      291011104 12,986     200,000  SH       SOLE          200,000
    ENZON PHARMACEUTICALS IN   COM      293904108   684       67,088  SH       SOLE           67,088
    EXXON MOBIL CORP.          COM      30231G102  7,748     130,000  SH       SOLE          130,000
    FIFTH THIRD BANC           COM      316773100  8,596     200,000  SH       SOLE          200,000
    GANNETT INC.               COM      364730101  6,920      87,500  SH       SOLE           87,500
    GENENTECH, INC             COM      368710406 14,153     250,000  SH       SOLE          250,000
    GENERAL ELECTRIC CO.       COM      369604103 53,646    1,487,700 SH       SOLE         1,487,700
    HCA INC.                   COM      404119109 18,482     345,000  SH       SOLE          345,000
    ILLINOIS TOOL WORKS        COM      452308109 11,191     125,000  SH       SOLE          125,000
    INTEL CORP                 COM      458140100  7,201     310,000  SH       SOLE          310,000
    INVESTORS FINANCIAL SERV   COM      461915100 18,586     380,000  SH       SOLE          380,000
    JOHNSON & JOHNSON          COM      478160104 17,797     265,000  SH       SOLE          265,000
    KEYSPAN CORP.              COM      49337W100  5,456     140,000  SH       SOLE          140,000
    LAB CORP. OF AMERICA       COM      50540R409 11,568     240,000  SH       SOLE          240,000
    LUCENT TECHNOLOGIES        COM      549463107  7,975    2,900,000 SH       SOLE         2,900,000
    MARTIN MARIETTA MATERIAL   COM      573284106  7,918     141,600  SH       SOLE          141,600
    MDU RESOURCES GROUP, INC   COM      552690109 15,882     575,000  SH       SOLE          575,000
    MEDIMMUNE INC.             COM      584699102  5,357     225,000  SH       SOLE          225,000
    MEDTRONIC INC.             COM      585055106 15,794     310,000  SH       SOLE          310,000
    MICROSOFT CORP             COM      594918104 19,336     800,000  SH       SOLE          800,000
    MURPHY OIL CORP.           COM      626717102 15,826     160,300  SH       SOLE          160,300
    NEWELL RUBBERMAID INC.     COM      651229106 11,299     515,000  SH       SOLE          515,000
    NORTHFORK BANKCORP         COM      659424105 12,483     450,000  SH       SOLE          450,000
    ORACLE CORP                COM      68389X105 10,982     880,000  SH       SOLE          880,000
    PEPSI CO. INC.             COM      713448108 23,333     440,000  SH       SOLE          440,000
    PETROLEUM & RESOURCES CO   COM      716549100 57,256    1,985,996 SH       SOLE         1,985,996
    PFIZER INC                 COM      717081103 29,422    1,120,000 SH       SOLE         1,120,000
    PROCTER & GAMBLE COMPANY   COM      742718109 18,020     340,000  SH       SOLE          340,000
    PROVIDENT BANKSHARES COR   COM      743859100 11,042     335,021  SH       SOLE          335,021
    ROHM & HAAS CO.            COM      775371107 19,200     400,000  SH       SOLE          400,000
    RYLAND GROUP INC.          COM      783764103  1,240      20,000  SH       SOLE           20,000
    SAFEWAY, INC               COM      786514208  7,838     423,000  SH       SOLE          423,000
    SAPIENT CORP               COM      803062108  8,447    1,150,000 SH       SOLE         1,150,000
    SBC COMMUNICATIONS         COM      78387G103 14,096     595,000  SH       SOLE          595,000
    SCHLUMBERGER LTD           COM      806857108 13,391     190,000  SH       SOLE          190,000
    SIEBEL SYSTEMS INC.        COM      826170102  7,304     800,000  SH       SOLE          800,000
    SMURFIT-STONE CONTAINER    COM      832727101 10,056     650,000  SH       SOLE          650,000
    SOLECTRON CORP             COM      834182107  6,420    1,850,000 SH       SOLE         1,850,000
    SUN MICROSYSTEMS INC.      COM      866810104  1,656     410,000  SH       SOLE          410,000
    SYMANTEC CORP.             COM      871503108  8,532     400,000  SH       SOLE          400,000
    TARGET CORP.               COM      87612E106 23,009     460,000  SH       SOLE          460,000
    THE COCA-COLA CO.          COM      191216100  8,334     200,000  SH       SOLE          200,000
    UNILEVER PLC ADR       SPON ADR NEW 904767704 13,800     345,000  SH       SOLE          345,000
    UNITED PARCEL SERVICES,  COM CL B   911312106 10,547     145,000  SH       SOLE          145,000
    UNITED TECHNOLOGIES        COM      913017109 15,757     155,000  SH       SOLE          155,000
    VODAFONE GROUP PLC    SPONSORED ADR 92857W100 13,084     492,613  SH       SOLE          492,613
    WACHOVIA CORP. NEW         COM      929903102 18,837     370,000  SH       SOLE          370,000
    WELLS FARGO COMPANY        COM      949746101 23,920     400,000  SH       SOLE          400,000
    WILMINGTON TRUST CORP.     COM      971807102 14,742     420,000  SH       SOLE          420,000
    WYETH COMPANY              COM      983024100 13,708     325,000  SH       SOLE          325,000
    ZIMMER HLDGS INC.          COM      98956P102  9,726     125,000  SH       SOLE          125,000
                                                1,227,821